Inventories, Net	6 Months Ended
Mar. 31, 2023
Inventories Net [Abstract]
INVENTORIES, NET
6.	INVENTORIES, NET

As of September 30, 2022 and March 31, 2023, inventories and movement of inventories reserve consisted of the following:

	2022	2023
	(audited)
Finished goods (1)	$425,721	$3,416,648
Raw materials (2)	151,379	887,827
Others	-	32,180
Reserve for inventories	(196,151)	(162,836)
Inventories, net	$380,949	$4,173,819

(1)	Finished goods includes battery packs and e-bicycles.
(2)	Raw materials mainly include battery cells purchased by the Company for battery packs assembling and e-bicycles production.

The movement of reserve for inventories was as follows for the six months ended March 31, 2022 and 2023:

	2022	2023
Beginning balance	$116,102	$196,151
Current period addition	176,938	14,508
Charge off	(8,921)	(54,219)
Foreign currency translation adjustment	(87,968)	6,396
Ending balance	$196,151	$162,836

For the six months ended March 31, 2022 and 2023, $226,298 and $14,508 were recorded as reserve for inventories, respectively. $54,219 was charged off against the reserve balance due to subsequent sales of the inventories for the six months ended March 31, 2022, which had been written down in the previous period.